CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net loss	¥ (2,689,267,847)	$ (386,289,157)	¥ (1,945,846,212)	¥ (94,759,689)
Adjustments for:
Depreciation of property and equipment	10,003,655	1,436,935	4,291,284	330,238
Amortization of intangible assets	10,555,229	1,516,164	1,602,163
Non-cash operating lease expense	43,513,790	6,250,365
Deferred tax benefit	(2,403,243)	(345,204)	(400,541)
Share-based compensation	271,978,493	39,067,266	951,626,250	3,378,827
Interest expense	26,878,316	3,860,829
Changes in estimate for accrued liabilities related to users' loyalty programs	22,687,320	3,258,830	54,601,750	(100,382,099)
Changes in assets and liabilities, net of impact of acquisition:
Accounts receivable	(322,838,858)	(46,372,900)	(160,733,479)	(32,099,995)
Amount due from related parties	(278,155,878)	(39,954,592)		5,000,000
Prepayments and other current assets	(85,958,956)	(12,347,231)	(74,365,824)	(13,759,902)
Other non-current assets	(8,979,480)	(1,289,822)	(3,388,147)	(5,758,946)
Accounts payable	197,019,533	28,300,085	115,892,236	7,050,837
Amount due to related parties	3,436,586	493,635		(3,024,000)
Registered users’ loyalty payable	(122,516,495)	(17,598,393)	235,684,796	19,953,908
Salary and welfare payable	85,747,532	12,316,863	36,964,404	5,086,102
Tax payable	13,096,995	1,881,266	70,010,545	19,901,230
Accrued liabilities related to users' loyalty programs	22,363,815	3,212,361	(197,471,407)	262,877,012
Accrued liabilities and other current liabilities	392,071,989	56,317,617	353,985,756	19,297,288
Advances from customers and deferred revenue	91,530,811	13,147,578	113,095,683	39,135,595
Operating lease liabilities	(45,584,621)	(6,547,822)
Non-current liabilities	(2,473,756)	(355,333)	9,686,219
Net cash provided by/(used in) operating activities	(2,367,295,070)	(340,040,660)	(434,764,524)	132,226,406
Cash flows from investing activities:
Purchase of short-term investments	(2,454,602,495)	(352,581,587)	(4,164,032,230)	(539,360,549)
Purchase of equity investments	(37,589,200)	(5,399,351)
Proceeds from maturity of short-term investments	1,294,361,059	185,923,333	4,189,115,780	421,985,200
Purchase of intangible assets	(4,971,310)	(714,084)	(72,097,321)
Cash paid for acquisitions, net of cash acquired			(10,729,825)
Purchase of property and equipment	(21,349,657)	(3,066,686)	(14,924,590)	(4,543,180)
Proceeds from disposal of property and equipment			175,634
Net cash used in investing activities	(1,224,151,603)	(175,838,376)	(72,492,552)	(121,918,529)
Cash flows from financing activities:
Payment of accrued Initial Public Offering expense	(1,575,911)	(226,365)
Proceeds from follow-on offering, net of issuance costs	212,143,573	30,472,518
Proceeds from issuance of ordinary shares to The Paper	144,351,128	20,734,742
Proceeds from Convertible Loan, net of issuance costs	1,174,616,692	168,723,131
Payment for repurchase of ordinary shares	(142,228,779)	(20,429,886)
Cash received from other financing activities			138,051
Net cash provided by financing activities	1,768,001,310	253,957,498	2,298,043,751	272,121,039
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(1,823,445,363)	(261,921,538)	1,790,786,675	282,428,916
Effect of exchange rate changes on cash, restricted cash and cash equivalents	12,845,762	1,845,178	117,043,158	(4,239,131)
Cash, cash equivalents and restricted cash at the beginning of year	2,186,288,246	314,040,657	278,458,413	268,628
Cash, cash equivalents and restricted cash at the end of year	375,688,645	53,964,297	2,186,288,246	278,458,413
Supplemental disclosure of cash flow information:
Accounts payable related to the purchase of property and equipment				263,000
Accrued Initial Public Offering expense			1,575,911
Revenue recognized for non-monetary transactions (Note 7)	(40,000,000)	(5,745,640)
Sales and marketing expense recorded for non-monetary transactions (Note 7)	21,132,075	3,035,433
Incentive payment to customer			(22,842,164)
Cooperation service fee to The Paper (Note 3)	(8,499,574)	(1,220,887)
Deemed dividend to preferred shares shareholders			1,916,871
Gains on repurchase of convertible redeemable preferred shares			(18,332,152)
The below table reconciles cash, cash equivalents, and restricted cash as reported in the consolidated balanace sheets to the total of the same amounts shown in the consolidated statements of cash flows
Cash and cash equivalents	347,817,093	49,960,799	2,186,288,246	278,458,413
Restricted cash	27,871,552	4,003,498
Cash, cash equivalents and restricted cash at the end of year	375,688,645	53,964,297	2,186,288,246	278,458,413
Initial Public Offering And Over Allotment Option
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of cost of issuance			592,507,394
Series A Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	27,357,503	3,929,659	97,147,400	208,490,509
Series A1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				63,630,530
Series B1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			651,736,522
Series B2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			569,316,830
Series B3 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			282,249,969
Series C1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			104,947,585
Series B Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	353,337,104	50,753,699
Series A Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value			15,718,213
Series A1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value			4,840,875	5,213,802
Series B1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value			37,001,459	¥ 798,981
Series B2 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value			31,800,587
Series B3 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value			12,312,158
Series C1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value			133,451
Series A and B Convertible Redeemable Preferred Shares of Subsidiary
Supplemental disclosure of cash flow information:
Accrued Series A and B convertible redeemable preferred shares issuance cost of a subsidiary	435,000	62,484	126,146
Accretion to preferred shares redemption value	¥ 20,548,032	$ 2,951,540	¥ 978,201